CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net earnings		$ 460	$ 444	$ 1,022	$ 1,002
Other comprehensive income (loss)
Unrealized foreign currency translation gains (losses)	[1]	428	(1,116)	716	(1,111)
Other	[2]	5	(17)	8	(23)
Other comprehensive income (loss)		433	(1,133)	724	(1,134)
Comprehensive income (loss)		893	(689)	1,746	(132)
Comprehensive income (loss) attributable to:
Non-controlling interests		85	(72)	153	(34)
Preference equity shareholders		21	20	43	41
Common equity shareholders		$ 787	$ (637)	$ 1,550	$ (139)

[1]	Net of hedging activities and income tax recovery of $7 million and $11 million for the three and six months ended June 30, 2026, respectively (three and six months ended June 30, 2025 - income tax expense of $8 million).
[2]	Net of income tax expense of $nil and $1 million for the three and six months ended June 30, 2026, respectively (three and six months ended June 30, 2025 - income tax recovery of $4 million and $6 million, respectively).